Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of dividends

	Six months ended 31 December 2019	Six months ended 31 December 2018
	£ million	£ million
Amounts recognised as distributions to equity shareholders in the period
Final dividend for the year ended 30 June 2019 of 42.47 pence per share (2018 - 40.40 pence)	1,006	993